Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Common Stock Previously Reported	Common Stock Retroactive application of Merger	Common Stock Retroactive application of Merger	Common Stock Previously Reported	Common Stock Aspen-1 Acquisition Inc. [Member]	Common Stock	Preferred Stock Previously Reported Series A	Preferred Stock Previously Reported	Preferred Stock Retroactive application of Merger Series A	Preferred Stock Retroactive application of Merger	Preferred Stock Retroactive application of Merger Series A	Preferred Stock Retroactive application of Merger	Preferred Stock Previously Reported Series A	Preferred Stock Previously Reported	Preferred Stock Series A	Preferred Stock	Additional Paid in Capital Previously Reported	Additional Paid in Capital Retroactive application of Merger	Additional Paid in Capital Retroactive application of Merger	Additional Paid in Capital Previously Reported	Additional Paid in Capital	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive application of Merger	Accumulated Deficit Retroactive application of Merger	Accumulated Deficit Previously Reported	Accumulated Deficit Aspen-1 Acquisition Inc. [Member]	Accumulated Deficit	Accumulated Other Comprehensive Income Previously Reported	Accumulated Other Comprehensive Income Retroactive application of Merger	Accumulated Other Comprehensive Income Retroactive application of Merger	Accumulated Other Comprehensive Income Previously Reported	Accumulated Other Comprehensive Income	Previously Reported	Retroactive application of Merger	Retroactive application of Merger	Previously Reported	Aspen-1 Acquisition Inc. [Member]	Total
Balance at Dec. 31, 2022		$ 4,000			$ 500	$ 4,000											$ 21,897,000	$ (4,000)			$ 21,893,000	$ (22,617,000)				$ (66,247)	$ (22,617,000)	$ 16,000				$ 16,000	$ (704,000)				$ (65,747)	$ (704,000)
Balance (in Shares) at Dec. 31, 2022	737,240	35,243,528			5,000,000	35,980,768	655,351		(655,351)
Exercise of stock options																					145,000																	$ 145,000
Exercise of stock options (in Shares)						943,397																																10,590,366
Issuance of common stock upon conversion of SAFE Notes in connection with the Merger																					6,209,000																	$ 6,209,000
Issuance of common stock upon conversion of SAFE Notes in connection with the Merger (in Shares)						2,554,145
Issuance of common stock upon conversion of preferred stock in connection with the Merger																					528,000																	528,000
Issuance of common stock upon conversion of preferred stock in connection with the Merger (in Shares)						188,716
Stock based compensation																					521,000																	521,000
Foreign currency translation adjustments																																124,000						124,000
Preferred stock issuance costs																					(59,000)																	(59,000)
Net income (loss)																										(41,850)	(3,556,000)										(41,850)	(3,556,000)
Balance at Dec. 31, 2023		$ 4,000	$ 4,000	$ 4,000	$ 500	$ 4,000											29,241,000	(4,000)	$ (4,000)	$ 29,237,000	29,237,000	(26,173,000)			$ (26,173,000)	(108,097)	(26,173,000)	140,000			$ 140,000	140,000	3,208,000			$ 3,208,000	(107,597)	3,208,000
Balance (in Shares) at Dec. 31, 2023	773,753	38,898,272	38,893,269	39,667,022	5,000,000	39,667,025	655,351	106,159	(655,351)	(106,159)	(655,351)	(106,159)
Issuance of common stock upon conversion of preferred stock in connection with the Merger																				409,000																409,000
Issuance of common stock upon conversion of preferred stock in connection with the Merger (in Shares)				154,429
Stock based compensation																				28,000																28,000
Foreign currency translation adjustments																															24,000					24,000
Net income (loss)																									(143,000)	(11,091)										(143,000)	(11,091)
Balance at Mar. 31, 2024				$ 4,000	$ 500															29,674,000					(26,316,000)	(119,188)					164,000					3,526,000	(118,688)
Balance (in Shares) at Mar. 31, 2024				39,821,451	5,000,000
Balance at Dec. 31, 2023		$ 4,000	$ 4,000	$ 4,000	$ 500	$ 4,000											29,241,000	(4,000)	(4,000)	29,237,000	29,237,000	(26,173,000)			(26,173,000)	(108,097)	(26,173,000)	140,000			140,000	140,000	3,208,000			3,208,000	(107,597)	3,208,000
Balance (in Shares) at Dec. 31, 2023	773,753	38,898,272	38,893,269	39,667,022	5,000,000	39,667,025	655,351	106,159	(655,351)	(106,159)	(655,351)	(106,159)
Net income (loss)																																					(22,030)
Balance at Jun. 30, 2024					$ 500	$ 4,000															29,902,000					(130,127)	(26,717,000)					119,000					(129,627)	3,308,000
Balance (in Shares) at Jun. 30, 2024					5,000,000	39,896,922
Balance at Dec. 31, 2023		$ 4,000	$ 4,000	$ 4,000	$ 500	$ 4,000											29,241,000	(4,000)	(4,000)	29,237,000	29,237,000	(26,173,000)			(26,173,000)	(108,097)	(26,173,000)	140,000			140,000	140,000	3,208,000			3,208,000	(107,597)	3,208,000
Balance (in Shares) at Dec. 31, 2023	773,753	38,898,272	38,893,269	39,667,022	5,000,000	39,667,025	655,351	106,159	(655,351)	(106,159)	(655,351)	(106,159)
Foreign currency translation adjustments																																						51,000
Net income (loss)																																						(355,000)
Balance at Sep. 30, 2024						$ 4,000															29,931,000						(26,528,000)					191,000						3,598,000
Balance (in Shares) at Sep. 30, 2024						39,901,782
Balance at Dec. 31, 2023		$ 4,000	$ 4,000	$ 4,000	$ 500	$ 4,000											29,241,000	(4,000)	(4,000)	29,237,000	29,237,000	(26,173,000)			(26,173,000)	(108,097)	(26,173,000)	140,000			140,000	140,000	3,208,000			3,208,000	(107,597)	3,208,000
Balance (in Shares) at Dec. 31, 2023	773,753	38,898,272	38,893,269	39,667,022	5,000,000	39,667,025	655,351	106,159	(655,351)	(106,159)	(655,351)	(106,159)
Exercise of stock options
Exercise of stock options (in Shares)						4,857																																11,464,313
Issuance of common stock upon conversion of preferred stock in connection with the Merger																					609,000																	$ 609,000
Issuance of common stock upon conversion of preferred stock in connection with the Merger (in Shares)						229,900
Stock based compensation																					112,000																	112,000
Foreign currency translation adjustments																																(18,000)						(18,000)
Net income (loss)																										(43,505)	(994,000)										(43,505)	(994,000)
Balance at Dec. 31, 2024		$ 4,000	$ 4,000		$ 500	$ 4,000											29,962,000	(4,000)	29,958,000		29,958,000	(27,167,000)		$ (27,167,000)		(151,602)	(27,167,000)	122,000		$ 122,000		122,000	2,917,000		2,917,000		(151,102)	2,917,000
Balance (in Shares) at Dec. 31, 2024	773,941	39,127,838	39,901,779		5,000,000	39,901,782	655,351	115,057	(655,351)	(115,057)
Balance at Mar. 31, 2024				$ 4,000	$ 500															$ 29,674,000					$ (26,316,000)	(119,188)					$ 164,000					$ 3,526,000	(118,688)
Balance (in Shares) at Mar. 31, 2024				39,821,451	5,000,000
Issuance of common stock upon conversion of preferred stock in connection with the Merger																					200,000																	200,000
Issuance of common stock upon conversion of preferred stock in connection with the Merger (in Shares)						75,471
Stock based compensation																					28,000																	28,000
Foreign currency translation adjustments																																(45,000)						(45,000)
Net income (loss)																										(10,939)	(401,000)										(10,939)	(401,000)
Balance at Jun. 30, 2024					$ 500	$ 4,000															29,902,000					(130,127)	(26,717,000)					119,000					(129,627)	3,308,000
Balance (in Shares) at Jun. 30, 2024					5,000,000	39,896,922
Exercise of stock options
Exercise of stock options (in Shares)						4,857
Stock based compensation																					29,000																	29,000
Foreign currency translation adjustments																																72,000						72,000
Net income (loss)																											189,000											189,000
Balance at Sep. 30, 2024						$ 4,000															29,931,000						(26,528,000)					191,000						3,598,000
Balance (in Shares) at Sep. 30, 2024						39,901,782
Balance at Dec. 31, 2024		$ 4,000	$ 4,000		$ 500	$ 4,000											29,962,000	(4,000)	29,958,000		29,958,000	(27,167,000)		(27,167,000)		(151,602)	(27,167,000)	122,000		122,000		122,000	2,917,000		2,917,000		(151,102)	2,917,000
Balance (in Shares) at Dec. 31, 2024	773,941	39,127,838	39,901,779		5,000,000	39,901,782	655,351	115,057	(655,351)	(115,057)
Exercise of stock options																			70,000																70,000
Exercise of stock options (in Shares)			1,330,620
Stock based compensation																			25,000																25,000
Foreign currency translation adjustments																														(50,000)					(50,000)
Net income (loss)																								(166,000)		(11,063)									(166,000)		(11,063)
Balance at Mar. 31, 2025					$ 500	$ 4,000															30,053,000					(162,665)	(27,333,000)					72,000					(162,165)	2,796,000
Balance (in Shares) at Mar. 31, 2025					5,000,000	41,232,399
Balance at Dec. 31, 2024		$ 4,000	$ 4,000		$ 500	$ 4,000											29,962,000	(4,000)	29,958,000		29,958,000	(27,167,000)		(27,167,000)		(151,602)	(27,167,000)	122,000		122,000		122,000	2,917,000		2,917,000		(151,102)	2,917,000
Balance (in Shares) at Dec. 31, 2024	773,941	39,127,838	39,901,779		5,000,000	39,901,782	655,351	115,057	(655,351)	(115,057)
Net income (loss)																																					(23,622)
Balance at Jun. 30, 2025					$ 500	$ 4,000															30,407,000					(175,224)	(28,696,000)					82,000					(174,724)	1,797,000
Balance (in Shares) at Jun. 30, 2025					5,000,000	43,969,754
Balance at Dec. 31, 2024		$ 4,000	$ 4,000		$ 500	$ 4,000											$ 29,962,000	$ (4,000)	$ 29,958,000		29,958,000	$ (27,167,000)		$ (27,167,000)		(151,602)	(27,167,000)	$ 122,000		$ 122,000		122,000	$ 2,917,000		$ 2,917,000		(151,102)	2,917,000
Balance (in Shares) at Dec. 31, 2024	773,941	39,127,838	39,901,779		5,000,000	39,901,782	655,351	115,057	(655,351)	(115,057)
Foreign currency translation adjustments																																						120,000
Net income (loss)																																						(2,836,000)
Balance at Sep. 30, 2025						$ 5,000															59,229,000						(30,003,000)					242,000						29,473,000
Balance (in Shares) at Sep. 30, 2025						57,509,816
Balance at Mar. 31, 2025					$ 500	$ 4,000															30,053,000					(162,665)	(27,333,000)					72,000					(162,165)	2,796,000
Balance (in Shares) at Mar. 31, 2025					5,000,000	41,232,399
Exercise of stock options																					324,000																	324,000
Exercise of stock options (in Shares)						2,737,355
Stock based compensation																					30,000																	30,000
Foreign currency translation adjustments																																10,000						10,000
Net income (loss)																										(12,559)	(1,363,000)										(12,559)	(1,363,000)
Balance at Jun. 30, 2025					$ 500	$ 4,000															30,407,000					$ (175,224)	(28,696,000)					82,000					$ (174,724)	1,797,000
Balance (in Shares) at Jun. 30, 2025					5,000,000	43,969,754
Exercise of stock options																					40,000																	40,000
Exercise of stock options (in Shares)						304,545
Shares issued in reverse acquisition																					(176,000)																	(176,000)
Shares issued in reverse acquisition (in Shares)						2,250,000
Treasury stock																					(81,000)																	(81,000)
Treasury stock (in Shares)						(26,870)
Shares issued in private placement offering, net of Offering costs						$ 1,000															28,847,000																	28,848,000
Shares issued in private placement offering, net of Offering costs (in Shares)						11,012,387
Stock based compensation																					192,000																	192,000
Foreign currency translation adjustments																																160,000						160,000
Net income (loss)																											(1,307,000)											(1,307,000)
Balance at Sep. 30, 2025						$ 5,000															$ 59,229,000						$ (30,003,000)					$ 242,000						$ 29,473,000
Balance (in Shares) at Sep. 30, 2025						57,509,816